Assumptions Used to Estimate Fair Value of Stock Options (Detail) (2011 Stock Plan, Stock Options)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	48.50%	52.00%	53.00%	53.00%
Expected term (in years)	6 years 3 months	6 years 3 months	6 years	5 years 9 months
Expected dividends
Risk-free interest rate	1.40%	2.65%	2.57%	2.49%